Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income (loss)	$ 264,207	$ (55,927)	$ 99,804
Adjustments for:
Amortization	492,021	410,264	148,823
Depreciation	390,448	369,564	323,729
Amortization of upfront payments to customers	116,980	107,812	126,253
Impairment loss	37,744	12,497	2,597
Stock-based payment expense	26,346	36,067	13,823
Debt issuance cost amortization	18,347	40,366	48,604
Foreign exchange (gain) loss, net	(101,040)	(5,611)	3,786
Loss on extinguishment of debt	0	73,806	88,628
Other, net	(142)	50,626	34,612
Cash flows before changes in operating assets and liabilities	1,244,911	1,039,464	890,659
Changes in operating assets and liabilities, net of acquisition:
Trade and other receivables	(23,758)	83,218	171,258
Inventories	(61,026)	72	3,620
Accounts payable	(22,855)	(53,762)	(20,184)
Other assets and liabilities	(175,385)	(282,995)	20,557
Net cash flows provided by operating activities	961,887	785,997	1,065,910
Investing activities
Upfront payments to customers	(665,260)	0	0
Capital expenditures	(557,238)	(402,634)	(335,220)
Purchases of jackpot annuity investments	(2,596)	(6,799)	0
Proceeds from jackpot annuity investments	16,565	36,215	0
Proceeds from sale of assets	185,798	230,587	1,390
Acquisition of IGT, net of cash acquired	0	(3,241,415)	0
Other	26,191	22,523	13,705
Net cash flows used in investing activities	(996,540)	(3,361,523)	(320,125)
Financing activities
Principal payments on long-term debt	(357,513)	(2,714,867)	(1,295,575)
Dividends paid	(161,179)	(209,589)	(177,608)
Return of capital - non-controlling interests	(35,407)	(30,568)	(74,441)
Dividends paid - non-controlling interests	(32,717)	(29,156)	(45,561)
Debt issuance costs paid	(10,825)	(84,859)	(23,542)
Payments for accelerated stock awards	(3,489)	(14,867)	0
Proceeds from stock options	12,699	10,672	4,641
Net receipts from (payments of) financial liabilities	30,595	(21,539)	58,911
Capital increase - non-controlling interests	40,771	9,049	7,789
Capital increase - redeemable non-controlling interests	215,684	0	0
Payments in connection with note consents	0	(29,022)	(6,773)
Payments on bridge facility	0	(51,409)	(63,999)
Payments in connection with the early extinguishment of debt	0	(79,526)	(88,628)
Payments to withdrawing shareholders	0	(407,759)	0
Proceeds from interest rate swaps	0	67,773	15,294
Proceeds from issuance of long-term debt	0	6,521,991	897,115
Treasury stock purchases	0	0	(53,160)
Acquisition of non-controlling interests	0	0	(99,726)
Other	(10,758)	(16,158)	(13,671)
Net cash flows (used in) provided by financing activities	(312,139)	2,920,166	(958,934)
Net (decrease) increase in cash and cash equivalents	(346,792)	344,640	(213,149)
Effect of exchange rate changes on cash	13,402	(34,262)	(47,753)
Cash and cash equivalents at the beginning of the period	627,484	317,106	578,008
Cash and cash equivalents at the end of the period	294,094	627,484	317,106
Supplemental Cash Flow Information
Upfront payments to customers	(179,197)	0	0
Capital expenditures	(76,174)	(32,879)	(17,512)
Equity consideration related to IGT acquisition	0	(928,884)	0
Non-cash investing activities, net	(255,371)	(961,763)	(17,512)
Dividends declared - non-controlling interests	(12,696)	0	0
Note consent fees	0	0	(34,756)
Dividends declared	0	0	(156,922)
Capital increase - non-controlling interests	0	0	14,731
Non-cash financing activities, net	$ (12,696)	$ 0	$ (176,947)